United Investors Universal Life Variable Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of United Investors Universal Life Variable Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise United Investors Universal Life Variable Account (the Separate Account) of Protective Life Insurance Company as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 11, 2024

Appendix A

The subaccounts that comprise United Investors Universal Life Variable Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
BNY Mellon VIF Government Money Market Portfolio, Single Share	As of December 31, 2023	For the year then ended December 31, 2023	For the period from April 25, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Delaware Ivy VIP Asset Strategy, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware Ivy VIP Balanced, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware Ivy VIP Core Equity, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware Ivy VIP Corporate Bond, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware Ivy VIP Global Growth	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware Ivy VIP Government Money Market, Class II	Not applicable	Not applicable	For the period from January 1, 2022 to April 26, 2022 (cessation of operations)
Delaware Ivy VIP Growth, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware Ivy VIP High Income, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware Ivy VIP Science and Technology, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Delaware Ivy VIP Small Cap Growth	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Delaware Ivy VIP Asset Strategy, Class II	Delaware Ivy VIP Balanced, Class II	Delaware Ivy VIP Core Equity, Class II	Delaware Ivy VIP Corporate Bond, Class II	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Growth, Class II

ASSETS:
Investments at fair value (1)	$617,476	$4,428,715	$5,244,625	$31,642,903	$1,597,100	$10,889,348	$50,835,618
Receivable from the fund manager	182	237	648	5,069	199	1,849	6,517
Total assets	617,658	4,428,952	5,245,273	31,647,972	1,597,299	10,891,197	50,842,135

LIABILITIES:
Payable to the Policies	182	237	648	5,069	199	1,849	6,517
Payable to the Company	89,259	11,522	25,529	216,538	19,478	40,567	214,159
Total liabilities	89,441	11,759	26,177	221,607	19,677	42,416	220,676

NET ASSETS	$528,217	$4,417,193	$5,219,096	$31,426,365	$1,577,622	$10,848,781	$50,621,459

Fair value per share (NAV)	$1.00	$8.76	$5.40	$12.78	$4.68	$3.17	$9.92
Shares outstanding in the Separate Account	617,476	505,561	971,227	2,475,970	341,261	3,435,126	5,124,558

(1) Investments in mutual fund shares, at cost	$617,476	$4,748,761	$6,665,243	$29,001,992	$1,886,845	$14,357,339	$50,146,817

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware Ivy VIP High Income, Class II	Delaware Ivy VIP Science and Technology, Class II	Delaware Ivy VIP Small Cap Growth

ASSETS:
Investments at fair value (1)	$2,282,464	$41,648,305	$15,689,439
Receivable from the fund manager	482	7,074	3,366
Total assets	2,282,946	41,655,379	15,692,805

LIABILITIES:
Payable to the Policies	482	7,074	3,366
Payable to the Company	2,812	91,710	44,784
Total liabilities	3,294	98,784	48,150

NET ASSETS	$2,279,652	$41,556,595	$15,644,655

Fair value per share (NAV)	$2.95	$22.97	$5.75
Shares outstanding in the Separate Account	773,717	1,813,161	2,728,598

(1) Investments in mutual fund shares, at cost	$2,600,523	$41,153,519	$22,670,631

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Delaware Ivy VIP Asset Strategy, Class II	Delaware Ivy VIP Balanced, Class II	Delaware Ivy VIP Core Equity, Class II	Delaware Ivy VIP Corporate Bond, Class II	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Growth, Class II

INVESTMENT INCOME:
Dividend income	$35,567	$90,107	$38,128	$112,447	$43,318	$8,449	$-

EXPENSES:
Mortality and expense risk	5,455	29,849	34,681	204,091	10,966	70,958	317,609

NET INVESTMENT INCOME (LOSS)	30,112	60,258	3,447	(91,644)	32,352	(62,509)	(317,609)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	(56,502)	(141,985)	23,872	(24,861)	(246,072)	(281,096)
Capital gain distributions	-	-	-	2,822,882	-	2,067,182	4,494,096

Net realized gain (loss) on investments	-	(56,502)	(141,985)	2,846,754	(24,861)	1,821,110	4,213,000

Change in net unrealized appreciation (depreciation) on investments	-	526,709	846,830	3,279,168	89,680	28,187	10,226,747

Net realized and unrealized gain (loss) on investments	-	470,207	704,845	6,125,922	64,819	1,849,297	14,439,747

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,112	$530,465	$708,292	$6,034,278	$97,171	$1,786,788	$14,122,138

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware Ivy VIP High Income, Class II	Delaware Ivy VIP Science and Technology, Class II	Delaware Ivy VIP Small Cap Growth

INVESTMENT INCOME:
Dividend income	$139,262	$-	$-

EXPENSES:
Mortality and expense risk	15,396	254,765	105,743

NET INVESTMENT INCOME (LOSS)	123,866	(254,765)	(105,743)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(30,419)	(306,673)	(393,583)
Capital gain distributions	-	2,011,655	2,381,475

Net realized gain (loss) on investments	(30,419)	1,704,982	1,987,892

Change in net unrealized appreciation (depreciation) on investments	137,193	10,349,768	(136,903)

Net realized and unrealized gain (loss) on investments	106,774	12,054,750	1,850,989

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$230,640	$11,799,985	$1,745,246

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Delaware Ivy VIP Asset Strategy, Class II	Delaware Ivy VIP Balanced, Class II	Delaware Ivy VIP Core Equity, Class II	Delaware Ivy VIP Corporate Bond, Class II	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Growth, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,112	$60,258	$3,447	$(91,644)	$32,352	$(62,509)	$(317,609)
Net realized gain (loss) on investments	-	(56,502)	(141,985)	2,846,754	(24,861)	1,821,110	4,213,000
Change in net unrealized appreciation (depreciation) on investments	-	526,709	846,830	3,279,168	89,680	28,187	10,226,747

Net increase (decrease) in net assets resulting from operations	30,112	530,465	708,292	6,034,278	97,171	1,786,788	14,122,138

POLICY TRANSACTIONS:
Policy owners' net payments	17,062	89,503	155,392	633,817	43,115	263,613	842,370
Policy maintenance charges	(39,017)	(148,991)	(174,112)	(954,464)	(57,892)	(277,224)	(1,241,011)
Policy owners' benefits	(304,575)	(240,726)	(291,224)	(1,688,963)	(50,090)	(494,916)	(1,928,356)
Net transfers (to) from the Company and/or Subaccounts	96,966	(31,648)	16,228	(181,206)	(8,656)	(17,385)	(237,703)

Increase (decrease) in net assets resulting from Policy transactions	(229,564)	(331,862)	(293,716)	(2,190,816)	(73,523)	(525,912)	(2,564,700)

Total increase (decrease) in net assets	(199,452)	198,603	414,576	3,843,462	23,648	1,260,876	11,557,438

NET ASSETS:
Beginning of period	727,669	4,218,590	4,804,520	27,582,903	1,553,974	9,587,905	39,064,021

End of period	$528,217	$4,417,193	$5,219,096	$31,426,365	$1,577,622	$10,848,781	$50,621,459

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware Ivy VIP High Income, Class II	Delaware Ivy VIP Science and Technology, Class II	Delaware Ivy VIP Small Cap Growth

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$123,866	$(254,765)	$(105,743)
Net realized gain (loss) on investments	(30,419)	1,704,982	1,987,892
Change in net unrealized appreciation (depreciation) on investments	137,193	10,349,768	(136,903)

Net increase (decrease) in net assets resulting from operations	230,640	11,799,985	1,745,246

POLICY TRANSACTIONS:
Policy owners' net payments	61,650	624,100	448,013
Policy maintenance charges	(73,303)	(942,581)	(438,137)
Policy owners' benefits	(83,020)	(1,531,651)	(607,564)
Net transfers (to) from the Company and/or Subaccounts	(20,321)	(202,260)	(16,999)

Increase (decrease) in net assets resulting from Policy transactions	(114,994)	(2,052,392)	(614,687)

Total increase (decrease) in net assets	115,646	9,747,593	1,130,559

NET ASSETS:
Beginning of period	2,164,006	31,809,002	14,514,096

End of period	$2,279,652	$41,556,595	$15,644,655

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio, Single Share	Delaware Ivy VIP Asset Strategy, Class II	Delaware Ivy VIP Balanced, Class II	Delaware Ivy VIP Core Equity, Class II	Delaware Ivy VIP Corporate Bond, Class II	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Government Money Market, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,747	$38,913	$22,421	$(140,757)	$29,603	$6,398	$(3,921)
Net realized gain (loss) on investments	-	321,945	1,867,548	6,256,403	25,369	1,271,005	-
Change in net unrealized appreciation (depreciation) on investments	-	(1,157,843)	(2,887,081)	(12,387,405)	(369,949)	(3,491,709)	-

Net increase (decrease) in net assets resulting from operations	5,747	(796,985)	(997,112)	(6,271,759)	(314,977)	(2,214,306)	(3,921)

POLICY TRANSACTIONS:
Policy owners' net payments	(1,601)	109,902	163,103	742,820	52,574	278,267	10,442
Policy maintenance fees	(21,028)	(161,021)	(182,845)	(966,186)	(62,876)	(275,991)	(16,043)
Policy owners' benefits	(320,920)	(326,719)	(211,732)	(1,403,769)	(75,978)	(578,206)	38,880
Net transfers (to) from the Company and/or Subaccounts	1,065,471	132,248	1,929	(94,372)	25,704	(2,354)	(709,132)

Increase (decrease) in net assets resulting from Policy transactions	721,922	(245,590)	(229,545)	(1,721,507)	(60,576)	(578,284)	(675,853)

Total increase (decrease) in net assets	727,669	(1,042,575)	(1,226,657)	(7,993,266)	(375,553)	(2,792,590)	(679,774)

NET ASSETS:
Beginning of period	-	5,261,165	6,031,177	35,576,169	1,929,527	12,380,495	679,774

End of period	$727,669	$4,218,590	$4,804,520	$27,582,903	$1,553,974	$9,587,905	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Delaware Ivy VIP Growth, Class II	Delaware Ivy VIP High Income, Class II	Delaware Ivy VIP Science and Technology, Class II	Delaware Ivy VIP Small Cap Growth

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(309,034)	$133,251	$(258,415)	$(115,039)
Net realized gain (loss) on investments	10,786,462	(22,399)	4,476,960	3,535,685
Change in net unrealized appreciation (depreciation) on investments	(26,085,425)	(404,716)	(20,010,714)	(9,040,593)

Net increase (decrease) in net assets resulting from operations	(15,607,997)	(293,864)	(15,792,169)	(5,619,947)

POLICY TRANSACTIONS:
Policy owners' net payments	894,338	61,339	666,899	475,945
Policy maintenance fees	(1,218,299)	(74,505)	(930,322)	(459,792)
Policy owners' benefits	(2,049,092)	(102,140)	(1,742,363)	(821,994)
Net transfers (to) from the Company and/or Subaccounts	(200,060)	(7,629)	(267,475)	(23,197)

Increase (decrease) in net assets resulting from Policy transactions	(2,573,113)	(122,935)	(2,273,261)	(829,038)

Total increase (decrease) in net assets	(18,181,110)	(416,799)	(18,065,430)	(6,448,985)

NET ASSETS:
Beginning of period	57,245,131	2,580,805	49,874,432	20,963,081

End of period	$39,064,021	$2,164,006	$31,809,002	$14,514,096

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

The United Investors Universal Life Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company (the “Company”). Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the product in the Separate Account, but owners of existing Policies may make additional deposits.

The following is the variable life insurance product funded by the Separate Account:

Advantage Plus

For the years ended December 31, 2023 and 2022, the Separate Account was invested in up to 11 Subaccounts, as follows:

BNY Mellon VIF Government Money Market Portfolio, Single Share (a)

Delaware Ivy VIP Asset Strategy, Class II

Delaware Ivy VIP Balanced, Class II

Delaware Ivy VIP Core Equity, Class II

Delaware Ivy VIP Corporate Bond, Class II

Delaware Ivy VIP Global Growth

Delaware Ivy VIP Government Money Market, Class II (a)

Delaware Ivy VIP Growth, Class II

Delaware Ivy VIP High Income, Class II

Delaware Ivy VIP Science and Technology, Class II

Delaware Ivy VIP Small Cap Growth

(a) See Subaccount Changes table below

Subaccount Changes:

During 2022, the following Subaccount was closed:	Date of Closure
Delaware IVY VIP Government Money Market, Class II	April 26, 2022

During 2022, the following Subaccount was opened:	Date of Commencement
BNY Mellon VIF Government Money Market Portfolio, Single Share	April 25, 2022

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

BNY Mellon VIF Government Money Market Portfolio, Single Share	$1,831,558	$2,046,005
Delaware Ivy VIP Asset Strategy, Class II	161,702	421,784
Delaware Ivy VIP Balanced, Class II	104,562	369,301
Delaware Ivy VIP Core Equity, Class II	3,073,328	2,371,681
Delaware Ivy VIP Corporate Bond, Class II	84,631	106,324
Delaware Ivy VIP Global Growth	2,175,895	657,241
Delaware Ivy VIP Growth, Class II	4,702,794	2,941,726
Delaware Ivy VIP High Income, Class II	169,696	158,647
Delaware Ivy VIP Science and Technology, Class II	2,220,841	2,426,898
Delaware Ivy VIP Small Cap Growth	2,537,827	833,305

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

BNY Mellon VIF Government Money Market Portfolio, Single Share	1,753,677	1,989,667	(235,990)	2,705,646	1,879,400	826,246
Delaware Ivy VIP Asset Strategy, Class II	11,043	60,860	(49,817)	18,574	58,825	(40,251)
Delaware Ivy VIP Balanced, Class II	16,475	82,292	(65,817)	18,296	82,047	(63,751)
Delaware Ivy VIP Core Equity, Class II	22,662	358,758	(336,096)	90,225	407,803	(317,578)
Delaware Ivy VIP Corporate Bond, Class II	20,294	46,661	(26,367)	13,542	52,295	(38,753)
Delaware Ivy VIP Global Growth	22,873	126,038	(103,165)	34,121	162,275	(128,154)
Delaware Ivy VIP Government Money Market, Class II	-	-	-	2,272,538	2,934,466	(661,928)
Delaware Ivy VIP Growth, Class II	23,546	301,643	(278,097)	30,013	363,701	(333,688)
Delaware Ivy VIP High Income, Class II	9,579	44,476	(34,897)	7,670	46,363	(38,693)
Delaware Ivy VIP Science and Technology, Class II	10,050	105,606	(95,556)	8,654	121,736	(113,082)
Delaware Ivy VIP Small Cap Growth	31,392	146,800	(115,408)	36,774	195,490	(158,716)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by Subaccount from either the net unit value or from the Policy as a redemption of units. Fees and charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk within the Statements of Operations.	A daily fee amounting to a per annum aggregate of 0.70% - 0.90% of the average daily net assets of the Subaccounts
Deductions for Premium Taxes

This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from each premium payment received after the initial premium when it is processed; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets.

3.5% of each premium payment received after the initial premium
Partial Surrender Charge

This charge is assessed to reimburse the Company for the costs incurred when processing partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

The lesser of $25 or 2% of the partial surrender amount, plus a portion of the surrender charge
Loan Interest Rate Spread

The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

0% - 2.0% annually
Charge for Optional Benefits

This fee is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The fee is deducted monthly when a contribution is received, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

$.01 - $1 per $1000 of rider coverage
Surrender Charge (Contingent Deferred Sales Charge)

This charge is assessed to reimburse the Company for some of the costs of distributing the Policies. The charge is based on the number of full years which have elapsed between the date the Policy was issued and the surrender date, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

$6.00 - $26.00 per $1,000 of the face amount

Expense Type	Range
Cost of Insurance Charge (COI)

This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

$.06 - $1,000 per $1,000 of net amount at risk per month
Guaranteed Death Benefit Charge

This fee is assessed to reimburse the Company for costs and risks stemming from the guaranteed death benefit. The fee is deducted monthly while the death benefit guarantee remains in effect, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

$0.01 per $1,000 of face amount per month

Administrative Charge

This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

$5.00 - $7.50 per month

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sold a variable life product that is funded by the Separate Account. This product has unique combinations of features and expenses that are charged against the Policy owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which product offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Expense Ratios
		Low	High			Low	High	Low	High

BNY Mellon VIF Government Money Market Portfolio, Single Share
2023	590	$1.05	$1.05	$528	4.55%	0.70%	0.70%	3.90%	3.90%
2022	826	1.01	1.01	728	1.61%	0.70%	0.70%	0.78%	0.78%
Delaware Ivy VIP Asset Strategy, Class II
2023	640	6.91	6.70	4,417	2.10%	0.70%	0.90%	13.15%	12.92%
2022	690	5.93	6.11	4,219	1.48%	0.70%	0.90%	(15.50)%	(15.33)%
2021	731	7.02	7.22	5,261	1.50%	0.70%	0.90%	9.46%	9.67%
2020	763	6.41	6.58	5,011	1.90%	0.70%	0.90%	12.86%	13.09%
2019	808	5.68	5.82	4,701	2.15%	0.70%	0.90%	20.69%	20.93%
Delaware Ivy VIP Balanced, Class II
2023	1,185	4.43	4.29	5,219	0.77%	0.70%	0.90%	15.23%	15.00%
2022	1,251	3.73	3.84	4,805	1.08%	0.70%	0.90%	(16.81)%	(16.64)%
2021	1,314	4.48	4.61	6,031	0.98%	0.70%	0.90%	14.93%	15.16%
2020	1,358	3.90	4.00	5,412	1.32%	0.70%	0.90%	13.10%	13.32%
2019	1,421	3.45	3.53	5,018	1.94%	0.70%	0.90%	21.00%	21.24%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Expense Ratios
		Low	High			Low	High	Low	High

Delaware Ivy VIP Core Equity, Class II
2023	4,708	$6.72	$6.51	$31,426	0.38%	0.70%	0.90%	22.66%	22.42%
2022	5,044	5.32	5.48	27,583	0.21%	0.70%	0.90%	(18.06)%	(17.90)%
2021	5,362	6.49	6.67	35,576	0.54%	0.70%	0.90%	27.79%	28.04%
2020	5,732	5.08	5.21	29,806	0.50%	0.70%	0.90%	20.43%	20.67%
2019	6,098	4.22	4.32	26,340	0.65%	0.70%	0.90%	29.92%	30.18%
Delaware Ivy VIP Corporate Bond, Class II
2023	747	2.14	2.07	1,578	2.76%	0.70%	0.90%	6.43%	6.22%
2022	774	1.95	2.01	1,554	2.37%	0.70%	0.90%	(16.54)%	(16.37)%
2021	812	2.34	2.40	1,930	1.89%	0.70%	0.90%	(1.73)%	(1.54)%
2020	741	2.38	2.44	1,785	2.63%	0.70%	0.90%	9.98%	10.19%
2019	690	2.16	2.21	1,528	2.91%	0.70%	0.90%	11.18%	11.40%
Delaware Ivy VIP Global Growth
2023	2,099	5.19	5.03	10,849	0.08%	0.70%	0.90%	19.16%	18.92%
2022	2,202	4.23	4.36	9,588	0.70%	0.70%	0.90%	(18.30)%	(18.13)%
2021	2,330	5.18	5.32	12,380	0.06%	0.70%	0.90%	16.81%	17.04%
2020	2,503	4.43	4.55	11,368	0.38%	0.70%	0.90%	19.50%	19.74%
2019	2,654	3.71	3.80	10,075	8.47%	0.70%	0.90%	24.81%	25.06%
Delaware Ivy VIP Government Money Market, Class II
2022	-	-	-	-	0.00%	0.70%	0.90%	(0.69)%	(0.28)%
2021	662	1.21	1.24	680	0.00%	0.70%	0.90%	(0.89)%	(0.70)%
2020	1,739	1.22	1.25	1,915	0.16%	0.70%	0.90%	(0.53)%	(0.33)%
2019	347	1.23	1.26	434	1.82%	0.70%	0.90%	0.91%	1.11%
Delaware Ivy VIP Growth, Class II
2023	5,126	9.92	9.60	50,621	0.00%	0.70%	0.90%	36.97%	36.70%
2022	5,404	7.03	7.24	39,064	0.00%	0.70%	0.90%	(27.84)%	(27.70)%
2021	5,738	9.74	10.01	57,245	0.00%	0.70%	0.90%	28.87%	29.12%
2020	6,136	7.56	7.76	47,537	0.00%	0.70%	0.90%	29.38%	29.64%
2019	6,527	5.84	5.98	39,048	0.56%	0.70%	0.90%	35.37%	35.64%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Expense Ratios
		Low	High			Low	High	Low	High

Delaware Ivy VIP High Income, Class II
2023	665	$3.43	$3.32	$2,280	6.30%	0.70%	0.90%	10.98%	10.76%
2022	700	3.00	3.09	2,164	6.29%	0.70%	0.90%	(11.76)%	(11.58)%
2021	739	3.40	3.50	2,581	5.75%	0.70%	0.90%	5.12%	5.32%
2020	707	3.24	3.32	2,345	6.81%	0.70%	0.90%	5.08%	5.29%
2019	749	3.08	3.15	2,363	6.76%	0.70%	0.90%	10.20%	10.42%
Delaware Ivy VIP Science and Technology, Class II
2023	1,743	23.89	23.14	41,557	0.00%	0.70%	0.90%	38.10%	37.83%
2022	1,839	16.79	17.30	31,809	0.00%	0.70%	0.90%	(32.45)%	(32.31)%
2021	1,952	24.85	25.56	49,874	0.00%	0.70%	0.90%	14.14%	14.37%
2020	2,077	21.77	22.35	46,406	0.00%	0.70%	0.90%	34.16%	34.42%
2019	2,233	16.23	16.63	37,126	0.24%	0.70%	0.90%	48.15%	48.45%
Delaware Ivy VIP Small Cap Growth
2023	2,996	5.24	5.07	15,645	0.00%	0.70%	0.90%	12.25%	12.03%
2022	3,111	4.53	4.67	14,514	0.00%	0.70%	0.90%	(27.42)%	(27.28)%
2021	3,270	6.24	6.42	20,963	0.98%	0.70%	0.90%	3.06%	3.27%
2020	3,441	6.05	6.21	21,362	0.00%	0.70%	0.90%	36.44%	36.71%
2019	3,636	4.44	4.54	16,524	-	0.70%	0.90%	22.27%	22.51%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.